Pilgrim Baxter & Associates, Ltd.
                               825 Duportail Road
                         Wayne, Pennsylvania 19087-5525
                              Phone (610) 647-4100


                                                              February 7, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      The PBHG Funds, Inc. (File numbers: 2-99810 and 811-04391)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), this letter serves as certification that the form of Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 44 to the Registration Statement of The PBHG Funds, Inc. which was filed electronically with the Securities and Exchange Commission on December 29, 2000.

If you have any questions or comments, please do not hesitate to call the undersigned at (610) 578-1206.


                                             Sincerely,

                                             /s/ John M. Zerr
                                             John M. Zerr
                                             General Counsel and Secretary